Financial Risk Management - Currency Risk (Details) - Currency risk - EUR - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Operating and administrative expenses denominated in euros	$ 43,311	$ 49,094	$ 40,226
Trade payables and accruals denominated in euros	$ 5,888	$ 3,946
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (4,331)	$ (4,909)	$ (4,023)